Commitments (Details Narrative) € in Thousands, ₪ in Thousands, $ in Thousands			1 Months Ended		12 Months Ended			95 Months Ended
	Apr. 30, 2011 USD ($)	Apr. 30, 2011 EUR (€)	Feb. 28, 2013 USD ($)	Apr. 30, 2011 USD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 USD ($)	Dec. 31, 2020 USD ($)	Feb. 28, 2013 ILS (₪)	Apr. 30, 2011 EUR (€)
Tel Hashomer [Member] | Intellectual Property [Member]
Percentage of royalty receivable on net sales			1.00%
Percentage of royalty payable on granting license			2.00%						2.00%
Percentage of payable on initial public offering			1.00%						1.00%
Royalty and other payment payable			$ 29,000
Payments for licenses								$ 747
Tel Hashomer [Member] | NIS [Member] | Intellectual Property [Member]
Royalty and other payment payable | ₪									₪ 100,000
Government of Israel [Member] | Research and Development Arrangement [Member]
Payments for licenses					$ 500
Royalty payable					28,800			28,800
Royalty payable including interest					$ 36,000			$ 36,000
Government of Israel [Member] | Research and Development Arrangement [Member] | Sale of Technology to Non-Israeli Entity [Member]
Percentage of grant payable					600.00%			600.00%
Government of Israel [Member] | Minimum [Member] | Research and Development Arrangement [Member] | 100% Funded Projects [Member]
Percentage of royalty receivable on net sales					3.00%
Government of Israel [Member] | Maximum [Member] | Research and Development Arrangement [Member] | 100% Funded Projects [Member]
Percentage of royalty receivable on net sales					3.50%
Commercial License Agreement [Member] | Janssen Vaccines and Prevention B.V [Member]
Payment for license fee	$ 123				$ 132	$ 138	$ 144
Expiration term, from the first commercial sale				10 years
Written notice for termination of agreement				3 months
Milestone payment to be received upon first regulatory approval	$ 492			$ 492
Commercial License Agreement [Member] | Janssen Vaccines and Prevention B.V [Member] | Minimum [Member]
Percentage of royalty receivable on net sales				0.50%
Commercial License Agreement [Member] | Janssen Vaccines and Prevention B.V [Member] | Maximum [Member]
Percentage of royalty receivable on net sales				2.00%
Commercial License Agreement [Member] | Janssen Vaccines and Prevention B.V [Member] | Euro [Member]
Payment for license fee | €		€ 100
Milestone payment to be received upon first regulatory approval | €										€ 400